Basis of Presentation and Summary of Significant Accounting Policies - Revenue Recognition (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024 JPY (¥) store	Dec. 31, 2023 JPY (¥) store	Dec. 31, 2022 JPY (¥) store
Disaggregation of Revenue [Line Items]
Typical initial term of franchise agreement	5 years
Revenue, Performance Obligation [Abstract]
Number of salons repurchased	22	20	10
Directly-operated salons
Disaggregation of Revenue [Line Items]
Breakage recognized proportionate to redemptions | ¥	¥ 10,751	¥ 46,426	¥ 64,600
Expected average contract life	5 years
Minimum percentage of probability of no future reversal of revenue	70.00%
Revenue, Performance Obligation [Abstract]
Number of salons sold	60	38	28
Minimum [Member] | Franchise
Disaggregation of Revenue [Line Items]
Expected average contract life	7 years
Maximum [Maximum] | Franchise
Disaggregation of Revenue [Line Items]
Expected average contract life	7 years